Condensed Financial Information of Registrant (Details) - Parent Company - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Condensed Cash Flow Statements, Captions [Line Items]
Contributions from noncontrolling interests	$ 274,000	$ 580,000
Proceeds from contributions from parent	$ 7,500	$ 392,984